Securities - Realized Gain (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Securities gains and losses
Realized gains	$ 881	$ 1,130	$ 1,033	$ 1,882
Realized losses	(31)	(130)	(51)	(172)
Net realized gains	850	1,000	982	1,710
Credit losses included in securities gains	(13)	0	(43)	(100)
Net securities gains	$ 837	$ 1,000	$ 939	$ 1,610
Proceeds from securities sold, as percentage of amortized cost			4.00%